Financial liabilities at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of financial liabilities [abstract]
Summary of Financial Liabilities at Fair Value through Profit or Loss
15 Financial liabilities at fair value through profit or loss

Financial liabilities at fair value through profit or loss
	2019	2018
Trading liabilities	28,042	31,215
Non-trading derivatives	2,215	2,299
Designated at fair value through profit or loss	47,684	59,179
	77,942	92,693

Schedule of Trading Liabilities by Type
Trading liabilities

Trading liabilities by type
	2019	2018
Equity securities	193	355
Debt securities	1,201	5,363
Funds on deposit	5,322	3,968
Derivatives	21,325	21,528
	28,042	31,215

Summary of Non-trading Derivatives by Type
Non-trading derivatives

Non-trading derivatives by type
	2019	2018
Derivatives used in:
- fair value hedges	873	1,035
- cash flow hedges	339	458
- hedges of net investments in foreign operations	51	17
Other non-trading derivatives	953	791
	2,215	2,299

Summary of Designated as at Fair Value through Profit or Loss by Type
Designated at fair value through profit or loss

Designated at fair value through profit or loss by type
	2019	2018
Debt securities	8,053	8,216
Funds entrusted	39,386	50,650
Subordinated liabilities	246	313
	47,684	59,179